Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2020
36. Investments in associates and joint ventures
Investments in associates and joint ventures

36 Investments in associates and joint ventures

Accounting for associates and joint ventures

The Group applies IAS 28 Investments in Associates and IFRS 11 Joint Arrangements. Associates are entities in which the Group has significant influence, but not control, over the operating and financial policies. Generally the Group holds more than 20%, but less than 50%, of their voting shares. Joint ventures are arrangements where the Group has joint control and rights to the net assets of the entity.

The Group’s investments in associates and joint ventures are initially recorded at cost and increased (or decreased) each year by the Group’s share of the post acquisition profit/(loss). The Group ceases to recognise its share of the losses of equity accounted associates when its share of the net assets and amounts due from the entity have been written off in full, unless it has a contractual or constructive obligation to make good its share of the losses. In some cases, investments in these entities may be held at fair value through profit or loss, for example, those held by private equity businesses.

There are no individually significant investments in joint ventures or associates held by the Group.

	2020			2019
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	464	317	781	457	264	721
Held at fair value through profit or loss	-	437	437	-	516	516
Total	464	754	1,218	457	780	1,237

Summarised financial information for the Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Group’s share of the net income of the investees for the year ended 31 December 2020, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2020	2019	2020	2019
	£m	£m	£m	£m
Profit/(loss) from continuing operations	(24)	10	24	43
Other comprehensive income/(expense)	(3)	-	(6)	2
Total comprehensive income/(loss) from continuing operations	(27)	10	18	45

Unrecognised shares of the losses of individually immaterial associates and joint ventures were £nil (2019: £nil).

The Barclays commitments and contingencies to its associates and joint ventures comprised unutilised credit facilities provided to customers of £1,897m (2019: £1,726m). In addition, the Group has made commitments to finance or otherwise provide resources to its joint ventures and associates of £443m (2019: £403m).